Related Parties - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010 Legal Fee	Sep. 30, 2010 Legal Fee	Sep. 30, 2011 Construction Services	Sep. 30, 2012 Insurance Premiums	Sep. 30, 2011 Insurance Premiums
Related Party Transaction [Line Items]
Payments for transaction with related parties	$ 134,548	$ 400,094	$ 1,290,204	$ 148,449	$ 92,398